State Street Institutional Investment Trust

State Street Target Retirement 2025 Fund

Class I (SSBRX) Class K (SSBSX) Class R3 (SSAHX)

State Street Target Retirement 2030 Fund

Class I (SSBWX) Class K (SSBYX) Class R3 (SSAJX)

State Street Target Retirement 2035 Fund

Class I (SSCJX) Class K (SSCKX) Class R3 (SSAZX)

State Street Target Retirement 2040 Fund

Class I (SSCNX) Class K (SSCQX) Class R3 (SSAKX)

State Street Target Retirement 2045 Fund

Class I (SSDDX) Class K (SSDEX) Class R3 (SSAOX)

State Street Target Retirement 2050 Fund

Class I (SSDJX) Class K (SSDLX) Class R3 (SSAUX)

State Street Target Retirement 2055 Fund

Class I (SSDOX) Class K (SSDQX) Class R3 (SSAWX)

State Street Target Retirement 2060 Fund

Class I (SSDWX) Class K (SSDYX) Class R3 (SSAYX)

State Street Target Retirement 2065 Fund

Class I (SSFJX) Class K (SSFKX) Class R3 (SSFPX)

(each a “Fund” and, collectively, the “Funds”)

Supplement dated December 12, 2022 to the Summary Prospectuses, Prospectuses and

Statements of Additional Information, each dated April 30, 2022,

as may be supplemented or revised from time to time

SSGA Funds Management, Inc., the investment adviser to each Fund (the “Adviser”), is in the process of evaluating potential changes to the Funds’ strategic target allocations among asset classes for implementation on or about March 31, 2023 (the “Anticipated Glidepath Modifications”). As of the date of this Supplement, the Anticipated Glidepath Modifications that would be implemented on or about March 31, 2023 principally include reducing or eliminating a Fund’s allocation to the Intermediate U.S. Treasury Bond asset class, and increasing a Fund’s allocation to the Long-Term U.S. Treasury Bond asset class. Implementation of the Anticipated Glidepath Modifications may include reducing or eliminating a Fund’s allocation to SPDR Portfolio Intermediate Term Treasury ETF and increasing its allocation to SPDR Portfolio Long Term Treasury ETF.

Final glidepath modifications are expected to be determined in March 2023.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

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